Inventories (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Inventories [Abstract]
Inventory
Note 4 - Inventory

Inventories are summarized as follows:

Dollars in thousands	September 30, 2020	December 31, 2019
Food, treats and supplements	$5,054	$6,425
Inventory packaging and supplies	564	504
Other products and accessories	12	73
Total Inventories	5,630	7,002
Inventory reserve	(508)	(422)
Inventories, net	$5,122	$6,580

Note 4 - Inventories

Inventories are summarized as follows:

Dollars in thousands	December 31, 2019	December 31, 2018
Food, treats and supplements	$6,425	$1,301
Inventory packaging and supplies	504	133
Other products and accessories	73	191
	7,002	1,625
Inventory reserve	(422)	(68)
	$6,580	$1,557